ASSET RETIREMENT OBLIGATION (Tables)	9 Months Ended
Sep. 30, 2021
Asset Retirement Obligation
Schedule of asset retirement obligation

	For the nine-month period ended September 30, 2021 $	For the year ended December 31, 2020 $
Opening balance	621	621
New obligations	294	-
Accretion expense	2	-
Ending balance	917	621